Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
Note 3.	Fair Value Measurements
The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 820 are described as follows:

Level 1	Inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Plan can access at the measurement date.

Level 2	Inputs other than the quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, such as:

•	Quoted prices for similar assets or liabilities in active markets;

•	Quoted prices for identical or similar assets or liabilities in inactive markets;

•	Inputs other than quoted prices that are observable for the asset or liability; and

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3	Inputs that are unobservable inputs for the asset or liability.
Following is a description of the valuation methodologies used for assets measured at fair value. There has been no change in the methodologies used at December 31, 2025 and 2024.
Collective Investment Trusts
: The collective investment trusts (CITs) offered by Principal Global Investors Trust Company invest in collective trust funds as well as a variety of separate accounts and mutual funds. The CIT offered by Great Gray Trust Company aims to grow capital by investing in smaller, fast-growing American companies before they become household names. The fair value of the collective investment trusts and the separate accounts are not publicly quoted pricing inputs. The fair value of mutual funds are publicly quoted pricing inputs (Level 1). The fair value of all these investments are used in determining the net asset value (NAV) of the CIT, which is not publicly quoted but is available to current investors when plan participants access their account values. The CITs’ Annual Report with underlying asset information (with ASC 820 disclosures) are available. The NAV is the basis for current transactions, and the CITs can be redeemed at NAV as of the measurement date. Therefore, plan management believes that these investments have a “Readily Determinable Fair Value”. The NAV is calculated in a manner consistent with GAAP for investment companies. Unfunded commitments typically are found in private equity funds and therefore are not applicable to CITs.
The collective investment trust offered by Great Gray Trust Company, the Voya Stable Value Fund II, is composed primarily of investments that are valued at the NAV of units of the bank collective trust. The NAV is used as a practical expedient to estimate fair value. This practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different from the reported NAV. Participant transactions (purchases and sales) may occur daily. If the Plan initiates a full redemption of the collective trust, the issuer reserves the right to require 12 months’ notification in order to ensure that securities liquidations will be carried out in an orderly business manner.

Mutual Funds
: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end
mutual funds that are registered with the U.S. Security Exchange Commission (SEC). These funds are required to publish their daily NAV and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
Employer Securities:
Valued at the closing price reported on the active market on which the individual securities are traded.
Self-Directed Brokerage Accounts:
Accounts primarily consist of common stock and cash equivalents that are valued at the closing price reported on the active market on which the individual securities are traded, or using pricing models maximizing the use of observable inputs for similar securities.
The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024. Classification within the fair value hierarchy table is based on the lowest level of any input that is significant to the fair value measurement.

December 31, 2025	Level 1	Level 2	Level 3	Total
Collective Investment Trusts	$—	$25,995,644	$—	$25,995,644
Employer Securities	3,601,917	—	—	3,601,917
Mutual Funds	8,009,356	—	—	8,009,356
Self-Directed Brokerage Accounts	250,687	—	—	250,687

Investments, at Fair Value	$11,861,960	$25,995,644	$—	$37,857,604

December 31, 2024	Level 1	Level 2	Level 3	Total
Collective Investment Trusts	$—	$22,061,816	$—	$22,061,816
Employer Securities	3,456,829	—	—	3,456,829
Mutual Funds	5,718,527	—	—	5,718,527
Self-Directed Brokerage Accounts	166,400	—	—	166,400

Total Assets in the Fair Value Hierarchy	$9,341,756	$22,061,816	$—	31,403,572

Investments Measured at Net Asset Value (a)				710,612

Investments, at Fair Value				$32,114,184

(a)
In accordance with Subtopic
820-10,
certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.

The following table summarizes investments for which fair value is measured using the NAV per share practical expedient as of December 31, 2025 and 2024.

	Fair Value at December 31, 2025	Fair Value at December 31, 2024	Unfunded Commitment	Redemption Frequency	Redemption Notice Period
Collective Investment Trust
Voya Stable Value Fund II	$—	$710,612	N/A	Daily	None